Note 50 - Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Tables)	12 Months Ended
Dec. 31, 2019
Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Table of Profit (loss) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Gain (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Millions of Euros)
	Notes	2019	2018	2017
Gains on sale of real estate		89	129	102
Impairment of non-current assets held for sale	21	(77)	(208)	(158)
Gains (losses) on sale of investments classified as non-current assets held for sale (*)		10	894	82
Total		21	815	26